PENSION - Summary of Supplemental Consolidated Balance Sheets Information Related to Pension (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Pension and post-retirement assets	$ 120	$ 111
Other accrued liabilities	0	(1)
Other noncurrent liabilities	(42)	(48)
Net amount recognized	$ 78	$ 62